Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net of accumulated amortization
	As of March 31, 2022
	Cost	Accumulated Impairment	Accumulated Amortization	Net
IPR&D Assets	$35,151	$(21,457)	—	$13,694
Acquired patents	78	—	(78)	—
Total intangible assets	$35,229	$(21,457)	(78)	$13,694

	As of December 31, 2021
	Cost	Accumulated Impairment	Accumulated Amortization	Net
IPR&D Assets	$35,896	$(7,761)	—	$28,135
Acquired patents	78	—	(78)	—
Total intangible assets	$35,974	$(7,761)	(78)	$28,135

	As of December 31, 2021
	Cost	Accumulated Impairment	Accumulated Amortization	Net
IPR&D Assets	$35,896	$(7,761)	—	$28,135
Acquired patents	78	—	(78)	—
Total intangible assets	$35,974	$(7,761)	(78)	$28,135

	As of December 30, 2020
	Cost	Accumulated Impairment	Accumulated Amortization	Net
IPR&D Assets	$38,880	$(8,403)	—	$30,477
Acquired patents	78	—	(65)	14
Total intangible assets	$38,958	$(8,403)	(65)	$30,491

Schedule of individually material development projects in progress
	March 31,	December 31,
	2022 $	2021 $
Stenoparib	13,694	25,407
Dovitinib	—	2,728
Total	13,694	28,135

	December 31,
	2021 $	2020 $
Stenoparib	25,407	27,522
Dovitinib	2,728	2,955
Total	28,135	30,477